Deferred income tax assets and liabilities, net	12 Months Ended
Jun. 30, 2026
Deferred income tax assets and liabilities, net
Deferred income tax assets and liabilities, net

25.    Deferred income tax assets and liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2024	2025	2026
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(237)	1,989	1,672
Recognized through equity / other comprehensive income	—	—	—
Recognized through profit or loss	2,226	(317)	19,169
End of fiscal year	1,989	1,672	20,841

LuxExperience Group’s deferred tax balance for each of the years presented consists of the following as of June 30:

	2025		2026
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	174	(4,323)	—	(3,348)
Property and equipment	19,194	(8,143)	22,751	(1,147)
Inventory	8,722	(99)	7,857	—
Receivables	2,099	—	1,012	—
Right-of-Use asset, contract asset and other assets	289	(36,080)	5,011	(27,639)
Lease liabilities, contract liabilities and other liabilities	18,852	(3,852)	12,991	(4,583)
Provisions	587	(20)	7,934	—
Tax losses carried forward	4,272	—	—	—
Total Gross	54,189	(52,517)	57,558	(36,717)
Netting	(52,506)	52,506	(34,336)	34,336
Total net	1,683	(11)	23,222	(2,381)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current.

For existing unused tax losses carried forward of €1,846,630 thousand, no deferred tax asset has been recognized in 2026 (2025: €1,519,226 thousand; 2024: €123 thousand). The tax loss carryforwards are mainly in Italy and UK which do not have an expiration date.

Following the demerger of the Italian luxury business into a newly established entity, the existence of the related tax loss carryforwards of €622,553 thousand is subject to a tax ruling process with the Italian tax authorities that had not been concluded as at the date these financial statements were authorized for issue.

For existing interest carryforwards of €66,466 thousand, no deferred tax asset has been recognized in 2026 (2025: €62,983, 2024: €0). The interest carryforwards do not have an expiry date.

The total temporary difference for which no deferred tax asset has been recognized amounts to €96,104 thousand (2025: €310,413, 2024: €0).